Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Current Assets
Cash	$ 415,805	$ 169,430
Accounts receivable, net	840,231	262,304
Inventories, net	429,542	648,715
Prepaid and other current assets	25,798	20,898
Total Current Assets	1,711,376	1,101,347
Property and Equipment, net (Note 2)	57,473	26,765
Intangibles, net (Note 1 and 13)	2,960,000
Goodwill (Note 12 and 13)	1,634,507	834,220
Total Assets	6,363,356	1,962,332
Current Liabilities
Line of credit (Note 3)	1,230,550	1,230,550
Convertible notes payable, net of discount (Note 4)	2,282,097	2,124,824
Derivative liability, convertible debt features and warrants (Note 5)	366,601	1,025,944
Current portion of long term notes payable (Note 4)	361,010	279,346
Accounts payable	1,748,339	690,882
Accrued expenses	863,119	597,351
Deferred revenue	667,499	247,007
Short term portion of related party notes payable (Note 6)	600,000	200,000
Total Current Liabilities	8,119,215	6,395,904
Noncurrent Liabilities
Long term portion of accounts payable	146,069	174,703
Long term portion of related party notes payable (Note 6)	500,000
Notes payable, less current portion (Note 4)		1,607
Total Liabilities	8,765,284	6,572,214
Stockholders' Equity (Deficit)
Common stock	1,343	1,072
Additional paid-in-capital	9,084,761	4,859,731
Accumulated deficit	(11,488,032)	(9,470,685)
Total Stockholders' Equity (Deficit)	(2,401,928)	(4,609,882)
Total Liabilities and Stockholders' Equity (Deficit)	$ 6,363,356	$ 1,962,332